12 Intangible assets (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Balance at beginning	£ 12,374	£ 27,647	£ 27,647
Additions
Acquired in business combinations
Balance at end	12,379	12,374	27,647
Product and Marketing Rights [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning		4,117
Balance at end			4,117
IT and Website Costs [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning	5	8
Balance at end	10	5	8
Goodwill [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning	2,291	13,444
Balance at end	2,291	2,291	13,444
In-Process Research and Development ("IPRD") [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning	10,078	10,078
Balance at end	10,078	10,078	10,078
Carrying Amount [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning	15,697	46,705	48,595
Additions	9		778
Foreign exchange	(2)	1,822	(2,668)
Disposals		(32,830)
Balance at end	15,704	15,697	46,705
Carrying Amount [Member] | Product and Marketing Rights [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning		19,856	21,481
Additions
Foreign exchange		1,166	(1,625)
Disposals		(21,022)
Balance at end			19,856
Carrying Amount [Member] | IT and Website Costs [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning	28	27	26
Additions	9
Foreign exchange	(2)	1	1
Disposals
Balance at end	35	28	27
Carrying Amount [Member] | Goodwill [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning	2,291	13,444	14,488
Additions
Foreign exchange		655	(1,044)
Disposals		(11,808)
Balance at end	2,291	2,291	13,444
Carrying Amount [Member] | In-Process Research and Development ("IPRD") [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning	13,378	13,378	12,600
Additions			778
Foreign exchange
Disposals
Balance at end	13,378	13,378	13,378
Accumulated Amortisation [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning	3,323	19,058	17,423
Amortisation charge for the year	3	434	1,577
Impairment			1,500
Foreign exchange	(1)	934	(1,442)
Disposals		(17,103)
Balance at end	3,325	3,323	19,058
Accumulated Amortisation [Member] | Product and Marketing Rights [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning		15,739	15,608
Additions
Amortisation charge for the year		431	1,574
Impairment
Foreign exchange		933	(1,443)
Disposals		(17,103)
Balance at end			15,739
Accumulated Amortisation [Member] | IT and Website Costs [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning	23	19	15
Acquired in business combinations	3
Amortisation charge for the year		3	3
Impairment
Foreign exchange	(1)	1	1
Disposals
Balance at end	25	23	19
Accumulated Amortisation [Member] | Goodwill [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning
Amortisation charge for the year
Impairment
Foreign exchange
Disposals
Balance at end
Accumulated Amortisation [Member] | In-Process Research and Development ("IPRD") [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning	3,300	3,300	1,800
Additions
Amortisation charge for the year
Impairment			1,500
Foreign exchange
Disposals
Balance at end	£ 3,300	£ 3,300	£ 3,300